Other operating income	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Other operating income

Note  27.   Other operating income

Other operating income relates to:

-	services provided to WISeKey International Holding in an amount of USD 1,662,085 (see Note 34 for detail) and
-	the release of unused provisions in an aggregate amount of USD 169.